------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number                  811-09112
                                  ----------------------------------------------
                        EAI Select Managers Equity Fund
    ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             200 Connecticut Ave., Suite 700, Norwalk CT 06854-1958
    ----------------------------------------------------------------------------
    (Address of principal executive offices)           (Zip code)

                   Evaluation Associates Capital Markets Inc.
                  200 Connecticut Ave., Norwalk CT 06854-1958
    ----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  203-855-2255 (call collect)
                                                   -----------------------------

Date of fiscal year end:    December 31, 2003
                        -------------------------

                              June 30, 2003
Date of reporting period:------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

                         EAI SELECT MANAGERS EQUITY FUND

                       REVIEW OF FIRST SIX MONTHS OF 2003

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We would like to take this opportunity to present the report for the first half of 2003 on the EAI Select Managers Equity Fund ("the Fund"). The first part of this review details the performance of the Fund and the factors that influenced it, while the second part summarizes the domestic equity markets so far in 2003.

EAI SELECT MANAGERS EQUITY FUND

The EAI Select Managers Equity Fund gained 12.3% for the first six months of 2003, outperforming the S&P 500, which was up 11.8%. The Fund benefited from the broad strength of the US equity markets, posting positive returns in each economic sector.

Notable strengths within the Fund included gains in consumer discretionary stocks, up 20.1%, and healthcare issues, up 17.7%. Both sectors outperformed the S&P 500 and their comparable market sectors. The consumer discretionary sector was led by media stocks, up 17.9%, and retail stocks, up 34.6%. Both groups were buoyed by a reported rise in consumer confidence during the second quarter. Among the best performing issues were the satellite TV provider, EchoStar Communications, up 55.5%, and the home improvement retailer, Home Depot, up 38.5%. Within the healthcare sector, biotechnology, up 34.0%, was the clear winner, and the Fund benefited from a relative overweighting compared to the S&P 500, 4% vs. 1%. One excellent performing biotech stock was Genentech, which surged 117.5% on news that one of its cancer drugs exceeded expectations.

Another strong performing sector, the telecom services group, about 1% of the fund, was up 103.9% for the first half of the year. Within the sector, Crown Castle Int'l Corp, a communications equipment maker, rose 107.2% due to increased demand.

The only laggards were financials, up only 9.7%, and materials, up a modest 3.8%. Financials, which comprise about 23% of the Fund, represent the largest sector allocation, while materials, with a 3% allocation, are a significantly smaller portion of the Fund. Among the financials, Freddie Mac, the Fund's biggest detractor, fell 13.1% after the resignations of several key officers. The materials sector was led lower by chemicals, down 2.4%. For example, International Flavors lost 10.5% due to lackluster earnings.

PERCENT OF NET ASSETS AS OF 6/30/03: ECHOSTAR COMMUNICATIONS (0.8%), HOME DEPOT INC. (1.2%), GENENTECH INC. (0.8%), CROWN CASTLE INT'L. CORP. (1.6%) AND FREDDIE MAC (1.9%).

ECONOMIC REVIEW

A difficult winter and a drop in consumer confidence caused by the geo-political events in the early part of the year left the U.S. economy on the verge of falling into recession. With a quick end to the Iraqi regime in April, confidence rebounded and signs of slow but stable growth appeared.

The Federal Reserve did its best to revive economic growth. Although leaving interest rates unchanged early in the year, at the May 6th meeting there were indications of a leaning toward easing. Especially eye catching were the phrases, an "unwelcome substantial fall in inflation" may threaten economic growth and "slow growth is now a greater risk than inflation". Easing came seven weeks later. Policy makers reduced short-term interest rates by 0.25% at their regularly scheduled June 24/25 meeting. Thirteen cuts since early 2001 brought the cumulative reduction to 5.50% (Fed Funds: 6.5% down to 1.00%).

THE STOCK MARKET REVIEW

In the first six months, the S&P 500 rose 11.8%, marking the best first half-year since 1999.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

The equity market began the year on an upbeat note, with the S&P 500 rising 6.0% by January 14th. A stronger than expected manufacturing report, the unveiling of the economic stimulus plan, and an upbeat forecast by European software provider SAP, set the tone for a strong rebound from a dismal December.

As has been the case since the bear market began, the rally unraveled. For the next eight weeks (thru 3/11), the market lost 13.8%. This time it was caused by a combination of earnings malaise and geopolitical events, with the latter overwhelming the former.

The U.S. pronouncement of a March 17 deadline for Iraq to disarm or face war removed this uncertainty. The market rallied broadly, rising 11.9%, up to and including the second day after first shots were fired on the 19th of March as hopes of a quick resolution to the conflict took center stage. Some of those gains evaporated as concerns mounted that the confrontation would be lengthy, but when it became clear, with the fall of Baghdad on April 9th, that coalition forces had secured the oil fields and controlled all key strategic positions, the market rally resumed in earnest. As the geopolitical tensions eased, attention shifted to economic and earnings news. The former was dismal but discounted due to the gloomy winter, while the latter was surprisingly solid.

With little interruption, the advance was dramatic and broad based. From the March 11 lows until June 17, gains ranged from 26.9% for the S&P 500 to 31.4% for the NASDAQ; both reached levels last seen over 12 months ago.

Pre-announcements of second quarter earnings, some of which were less than inspiring, and profit-taking cooled the rally somewhat in late June.

Within the S&P 500, strength was widespread; all sectors generated positive returns. Information technology, up 17.7%, and consumer discretionary, up 17.5%, led as prospects for economic growth improved. Consumer staples, 2002's leading sector, gained only 2.1% as investors favored riskier sectors.

                                    * * * * *

The attached report provides you with the performance results, schedule of investments and the financial statements as of June 30, 2003. As always, should you have any questions, please feel free to contact us at 203-855-2255 (call collect), or visit the Fund's web site at: www.eaiselect.com.

We thank you for your continued confidence in the EAI Select Managers Equity
Fund.

Sincerely,

/s/Phillip Maisano

Phillip Maisano
President
July 30, 2003


The information in the shareholder letter represents the personal opinions of the individual portfolio manager(s) and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the portfolio manager(s) are as of June 30, 2003, and are subject to change.

                         EAI SELECT MANAGERS EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------
                                                                 SINCE
                                                             INCEPTION
                       1 YEAR      3 YEARS      5 YEARS       (1/2/96)
--------------------------------------------------------------------------------

 The Fund ............  0.15        -11.88        -0.87         6.85
--------------------------------------------------------------------------------

 S&P Index ...........  0.25        -11.20        -1.62         7.98

The performance data represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost.

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The S&P 500 is an unmanaged capitalization weighted index of 500 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The index assumes reinvestment of dividends. Unless otherwise indicated, performance figures are for the month indicated (through the last trading date that month).

                         EAI SELECT MANAGERS EQUITY FUND
                SCHEDULE OF INVESTMENTS JUNE 30, 2003 (UNAUDITED)

NO. OF
COMMON
SHARES                 SECURITIES                                 VALUE (NOTE 1)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE: 2.83%

  1,600    General Dynamics Corp. ..............................    $    116,000
  3,585    L-3 Communications Holdings, Inc. ...................         155,912
  5,300    Lockheed Martin Corp. ...............................         252,121
  3,100    Northrop Grumman Corp. ..............................         267,499
  3,800    United Technologies Corp. ...........................         269,154
                                                                    ------------
                                                                       1,060,686
                                                                    ------------

AIR FREIGHT & LOGISTICS: 1.11%

  3,500    Expeditors International of
             Washington, Inc. ..................................         121,240
  3,100    FedEx Corp. .........................................         192,293
  4,000    Ryder System, Inc. ..................................         102,480
                                                                    ------------
                                                                         416,013
                                                                    ------------

BEVERAGES: 3.05%

  1,805    Anheuser-Busch Co., Inc. ............................          92,145
  6,300    Coca-Cola Co. .......................................         292,383
 17,000    PepsiCo, Inc. .......................................         756,500
                                                                    ------------
                                                                       1,141,028
                                                                    ------------

BIOTECHNOLOGY: 3.88%

  3,700    Amgen, Inc. .........................................         247,826
  3,500    Biogen, Inc. ........................................         133,000
  4,285    Genentech, Inc. .....................................         309,034
  8,500    Genzyme Corp.--General Division .....................         355,300
  4,000    IDEC Pharmaceuticals Corp. ..........................         136,000
  3,100    Invitrogen Corp. ....................................         118,947
  4,200    MedImmune, Inc. .....................................         152,754
                                                                    ------------
                                                                       1,452,861
                                                                    ------------

CAPITAL MARKETS: 6.75%

  2,300    Bear Stearns Companies, Inc. ........................         166,566
 33,900    Charles Schwab Co. ..................................         342,051
  4,300    Franklin Recourses, Inc. ............................         168,001
  3,500    Goldman Sachs Group, Inc. ...........................         293,125
  8,900    J.P. Morgan Chase & Co. .............................         304,202
  4,300    Lehman Brothers Holdings, Inc. ......................         285,864
  7,500    Mellon Financial Corp. ..............................         208,125
  7,585    Merrill Lynch and Co., Inc. .........................         354,068
  8,485    Morgan Stanley ......................................         362,734
    530    Neuberger Berman, Inc. ..............................          21,152
    580    State Street Corp. ..................................          22,852
                                                                    ------------
                                                                       2,528,740
                                                                    ------------

CHEMICALS: 1.20%

  5,300    Dow Chemical Co. ....................................    $    164,088
  5,400    E.I. Du Pont de Nemours & Co. .......................         224,856
    990    Praxair, Inc. .......................................          59,499
                                                                    ------------
                                                                         448,443
                                                                    ------------

COMMERCIAL BANKS: 3.14%

  3,000    Bank of America Corp. ...............................         237,090
  7,300    FleetBoston Financial Corp. .........................         216,883
  3,000    HSBC Holdings PLC (ADR) .............................         177,330
  9,500    U.S. Bancorp ........................................         232,750
  6,205    Wells Fargo & Co. ...................................         312,732
                                                                    ------------
                                                                       1,176,785
                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES: 4.06%

 34,900    Cendant Corp. .......................................         639,368
    550    ChoicePoint, Inc. ...................................          18,986
 11,000    H&R Block, Inc. .....................................         475,750
    430    Pitney Bowes, Inc. ..................................          16,516
  4,000    Valassis Communications, Inc. .......................         102,880
 11,100    Waste Management, Inc. ..............................         267,399
                                                                    ------------
                                                                       1,520,899
                                                                    ------------

COMMUNICATIONS EQUIPMENT: 0.69%

  8,100    Cisco Systems, Inc. .................................         134,379
  1,320    Nokia Oyj (ADR) .....................................          21,688
  2,900    QUALCOMM, Inc. ......................................         103,675
                                                                    ------------
                                                                         259,742
                                                                    ------------

COMPUTERS & PERIPHERALS: 2.88%

 15,600    Dell Computer Corp. .................................         498,576
    515    Diebold, Inc. .......................................          22,274
 15,300    EMC Corp. ...........................................         160,191
  1,630    Hewlett Packard Co. .................................          34,719
  2,855    International Business Machines Corp. ...............         235,538
 27,620    Sun Microsystems, Inc. ..............................         127,052
                                                                    ------------
                                                                       1,078,350
                                                                    ------------

CONSUMER FINANCE: 1.97%

  5,800    American Express Co. ................................         242,498
 23,720    MBNA Corp. ..........................................         494,325
                                                                    ------------
                                                                         736,823
                                                                    ------------

CONTAINERS & PACKAGING: 0.08%

  1,450    Pactiv Corp. ........................................          28,580
                                                                    ------------


                        See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2003 (UNAUDITED)(continued)

NO. OF
COMMON
SHARES                 SECURITIES                                VALUE (NOTE 1)
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES: 2.87%

    515    CIT Group, Inc. .....................................    $     12,695
 13,085    Citigroup, Inc. .....................................         560,038
  9,500    Moody's Corp. .......................................         500,745
                                                                    ------------
                                                                       1,073,478
                                                                    ------------

DIVERSIFIED TELECOMM SERVICES: 0.11%

    840    ALLTEL Corp. ........................................          40,505
                                                                    ------------
ELECTRIC UTILITIES: 0.16%

  1,015    Exelon Corp. ........................................          60,707
                                                                    ------------
ELECTRICAL EQUIPMENT: 0.04%

    900    American Power Conversion Corp. .....................          14,031
                                                                    ------------

ELECTRONIC EQUIPMENT &
  INSTRUMENTATION: 1.26%

  6,000    Agilent Technologies, Inc. ..........................         117,300
    775    CDW Corp. ...........................................          35,495
  7,285    Jabil Circuit, Inc. .................................         160,999
  5,400    Waters Corp. ........................................         157,302
                                                                    ------------
                                                                         471,096
                                                                    ------------

ENERGY EQUIPMENT & SERVICES: 0.38%

  3,000    Schlumberger Ltd. ...................................         142,710
                                                                    ------------
FOOD & STAPLES RETAILING: 1.78%

  6,900    Costco Wholesale Corp. ..............................         252,540
  5,700    Sysco Corp. .........................................         171,228
  4,500    Wal-Mart Stores, Inc. ...............................         241,515
                                                                    ------------
                                                                         665,283
                                                                    ------------

FOOD PRODUCTS: 1.92%

  4,100    Hershey Foods Corp. .................................         285,606
  7,700    Wrigley (Wm.) Jr. Co. ...............................         432,971
                                                                    ------------
                                                                         718,577
                                                                    ------------

HEALTHCARE EQUIPMENT & SUPPLIES: 1.85%

    985    Alcon, Inc. .........................................          45,015
  9,000    Baxter International, Inc. ..........................         234,000
  9,300    Guidant Corp. .......................................         412,827
                                                                    ------------
                                                                         691,842
                                                                    ------------

HEALTHCARE PROVIDERS & SERVICES: 2.06%

    810    AdvancePCS ..........................................          30,966
  1,225    Caremark Rx, Inc. ...................................          31,458
    410    Express Scripts, Inc. ...............................          27,966

HEALTHCARE PROVIDERS & SERVICES: (CONTINUED)
    900    First Health Group Corp. ............................    $     24,840
  7,985    HCA, Inc. ...........................................         255,839
  8,450    Tenet Healthcare Corp. ..............................          98,443
  3,600    Wellpoint Health Networks, Inc. .....................         303,480
                                                                    ------------
                                                                         772,992
                                                                    ------------

HOTELS, RESTAURANTS & LEISURE: 2.78%

  4,290    Brinker International, Inc. .........................         154,526
 13,600    Harrah's Entertainment, Inc. ........................         547,264
 12,500    McDonalds Corp. .....................................         275,750
    650    Ruby Tuesday, Inc. ..................................          16,075
  1,700    Starwood Hotels and Resorts
             Worldwide, Inc. ...................................          48,603
                                                                    ------------
                                                                       1,042,218
                                                                    ------------

HOUSEHOLD PRODUCTS: 0.89%

  1,700    Colgate-Palmolive Co. ...............................          98,515
  1,800    Energizer Holdings, Inc. ............................          56,520
  2,000    Proctor & Gamble Co. ................................         178,360
                                                                    ------------
                                                                         333,395
                                                                    ------------

INDUSTRIAL CONGLOMERATES: 1.39%

  4,320    General Electric Co. ................................         123,898
    290    Teleflex, Inc. ......................................          12,340
 20,300    Tyco International Ltd. .............................         385,294
                                                                    ------------
                                                                         521,532
                                                                    ------------

INFORMATION TECHNOLOGY SERVICES: 3.58%

  3,180    Accenture Ltd. (Class A) ............................          57,526
  4,500    Automatic Data Processing, Inc. .....................         152,370
  2,900    Concord EFS, Inc. ...................................          42,688
 16,800    First Data Corp. ....................................         696,192
    400    Fiserv, Inc. ........................................          14,244
 10,900    Sabre Holdings Corp. ................................         268,685
  4,210    Sungard Data Systems, Inc. ..........................         109,081
                                                                    ------------
                                                                       1,340,786
                                                                    ------------

INSURANCE: 4.68%

  9,100    Ace Ltd. ............................................         312,039
  1,700    Ambac Financial Group, Inc. .........................         112,625
    925    American International Group, Inc. ..................          51,042
    150    Berkshire Hathaway, Inc. (Class B) ..................         364,500
  1,195    Lincoln National Corp. ..............................          42,578
  9,930    Marsh & McLennan Cos., Inc. .........................         507,125
  9,900    St. Paul Cos., Inc. .................................         361,449
                                                                    ------------
                                                                       1,751,358
                                                                    ------------

                        See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
          SCHEDULE OF INVESTMENTS JUNE 30, 2003 (UNAUDITED)(continued)

NO. OF
COMMON
SHARES                 SECURITIES                                VALUE (NOTE 1)
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL: 0.26%

  2,500    InterActiveCorp .....................................    $     98,925
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS: 0.05%

    325    Polaris Industries, Inc. ............................          19,955
                                                                    ------------
MACHINERY: 0.67%

    575    Danaher Corp. .......................................          39,129
  4,100    Deere & Co. .........................................         187,370
    555    SPX Corp. ...........................................          24,453
                                                                    ------------
                                                                         250,952
                                                                    ------------

MEDIA: 13.06%

  8,200    AOL Time Warner, Inc. ...............................         131,938
 16,451    Cablevision Systems Corp.-
             New York Group (Class A) ..........................         341,523
  6,600    Clear Channel Communications, Inc. ..................         279,774
  3,600    Comcast Corp. (Special Class A) .....................         103,788
  8,200    EchoStar Communications Corp. .......................         283,884
 26,000    Entravision Communications
             Corp. (Class A) ...................................         295,100
  3,600    Fox Entertainment
             Group, Inc. (Class A) .............................         103,608
  3,600    Gannett Co., Inc. ...................................         276,516
 10,900    General Motors Corp. (Class H) ......................         139,629
 12,800    Liberty Media Corp. .................................         147,968
  5,500    McGraw-Hill Companies, Inc. .........................         341,000
 16,600    Metro-Goldwyn-Mayer Inc. ............................         206,172
  4,000    New York Times Co. (Class A) ........................         182,000
  9,800    News Corp. Ltd. (ADR) ...............................         245,490
  2,605    Omnicon Group, Inc. .................................         186,779
  2,700    Scripps Co. (E.W.) Class A ..........................         239,544
 10,600    Univision Communications,
             Inc. (Class A) ....................................         322,240
 14,878    Viacom, Inc. (Class B) ..............................         649,573
  4,300    Walt Disney Co. .....................................          84,925
  3,400    Westwood One, Inc. ..................................         115,362
  5,300    WPP Group PLC (ADR) .................................         212,371
                                                                    ------------
                                                                       4,889,184
                                                                    ------------

MULTILINE RETAIL: 2.71%

  5,800    Dollar Tree Stores, Inc. ............................         184,034
  9,900    Family Dollar Stores, Inc. ..........................         377,685
  5,300    Federated Department Stores, Inc. ...................         195,305
    250    Kohl's Corp. ........................................          12,845
  6,440    Target Corp. ........................................         243,690
                                                                    ------------
                                                                       1,013,559
                                                                    ------------

OIL & GAS: 1.76%

  3,600    Anadarko Petroleum Corp. ............................    $    160,092
  3,534    ChevronTexaco Corp. .................................         255,155
  3,300    ConocoPhillips ......................................         180,840
  1,725    Exxon Mobil Corp. ...................................          61,945
                                                                    ------------
                                                                         658,032
                                                                    ------------

PAPER & FOREST PRODUCTS: 1.33%

  4,700    International Paper Co. .............................         167,931
  6,100    Weyerhaeuser Co. ....................................         329,400
                                                                    ------------
                                                                         497,331
                                                                    ------------

PERSONAL PRODUCTS: 1.08%

  1,870    Avon Products, Inc. .................................         116,314
  9,000    Gillette Co. ........................................         286,740
                                                                    ------------
                                                                         403,054
                                                                    ------------

PHARMACEUTICALS: 4.97%

  6,055    Abbott Laboratories .................................         264,967
  3,700    Biovail Corp. .......................................         174,122
  3,000    Eli Lilly & Co. .....................................         206,910
  4,600    Johnson & Johnson ...................................         237,820
  4,800    Merck & Co., Inc. ...................................         290,640
 20,165    Pfizer, Inc. ........................................         688,635
                                                                    ------------
                                                                       1,863,094
                                                                    ------------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT: 1.93%

  4,200    Analog Devices, Inc. ................................         146,244
 11,200    Applied Materials, Inc. .............................         177,632
  6,700    Intel Corp. .........................................         139,253
  4,000    Novellus Systems, Inc. ..............................         146,484
  6,500    Texas Instruments, Inc. .............................         114,400
                                                                    ------------
                                                                         724,013
                                                                    ------------

SOFTWARE: 4.95%

  5,000    Adobe Systems, Inc. .................................         160,350
    385    Fair Isaac Corp. ....................................          19,808
  2,300    Intuit, Inc. ........................................         102,419
 31,400    Microsoft Corp. .....................................         804,154
 33,200    Oracle Corp. ........................................         399,064
  4,500    Symantec Corp. ......................................         197,370
  6,000    Veritas Software Corp. ..............................         172,020
                                                                    ------------
                                                                       1,855,185
                                                                    ------------


                        See Notes to Financial Statements

NO. OF
COMMON
SHARES                 SECURITIES                                VALUE (NOTE 1)
--------------------------------------------------------------------------------

SPECIALTY RETAIL: 1.40%

  3,000    Gap, Inc. ...........................................    $    56,280
 14,100    Home Depot, Inc. ....................................        466,992
                                                                    -----------
                                                                        523,272
                                                                    -----------

TEXTILE & APPAREL: 0.67%

  4,700    Nike, Inc. (Class B) ................................        251,403
                                                                    -----------

THRIFTS & MORTGAGE FINANCE: 3.98%

 13,700    Federal Home Loan Mortgage Corp. ....................        695,549
 10,245    Federal National Mortgage Association ...............        690,923
  1,300    Golden West Financial Corp. .........................        104,013
                                                                    -----------
                                                                      1,490,485
                                                                    -----------

TOBACCO: 0.08%

    660    Altria Group, Inc. ..................................         29,990
                                                                    -----------

WIRELESS TELECOM SERVICE: 1.63%

 78,600    Crown Castle International Corp. ....................    $   610,716
                                                                    -----------
TOTAL COMMON STOCKS: 97.92%
(cost: $36,007,915) ............................................     36,668,610
                                                                    -----------

SHORT-TERM INVESTMENT: 2.12%
792,048    Dreyfus Cash Management Fund
             (Institutional Shares) ............................        792,048
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT
(cost: $792,048) ...............................................        792,048
                                                                    -----------
TOTAL INVESTMENTS: 100.04%
(cost: $36,799,963) ............................................     37,460,658
OTHER ASSETS LESS LIABILITIES: (0.04)% .........................        (14,369)
                                                                    -----------
NET ASSETS: 100% ...............................................    $37,446,289
                                                                    ===========

----------
Glossary:
   ADR--American Depository Receipt


                        See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS:
Investments, at value (cost: $36,799,963)(Note 1)                   $37,460,658
Receivables:
  Dividends and interest                                                 28,445
  From Advisor                                                           21,762
  Capital shares sold                                                    10,139
  Securities sold                                                         5,917
  Prepaid insurance                                                      39,340
                                                                    -----------
    Total assets                                                     37,566,261
                                                                    -----------

LIABILITIES:
Payables:
  Securities purchased                                                   54,231
  Administration fee                                                      7,918
  Due to Custodian                                                          363
  Accrued expenses                                                       57,460
                                                                    -----------
    Total liabilities                                                   119,972
                                                                    -----------
NET ASSETS                                                          $37,446,289
                                                                    ===========

Net asset value, maximum offering price and
  redemption price per share
  ($37,446,289/5,698,543 shares of beneficial
  interest outstanding with an unlimited number of
  no par value shares authorized)                                   $      6.57
                                                                    -----------

Composition of net assets:
  Aggregate paid in capital                                          46,284,640
  Net unrealized appreciation of investments                            660,695
  Accumulated net investment loss                                        (5,125)
  Accumulated net realized loss                                      (9,493,921)
                                                                    -----------
                                                                    $37,446,289
                                                                    ===========

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INCOME:

Dividends                                                           $   189,893
Interest                                                                  5,574
                                                                    -----------
    Total income                                                        195,467

EXPENSES:
Management (Note 2)                                   $  160,474
Administrative (Note 2)                                   49,589
Professional                                              44,985
Insurance                                                 41,623
Custodian                                                 32,269
Transfer agent                                            18,624
Trustees                                                  15,000
Registration                                              11,054
Shareholder reports                                        9,002
Other                                                      7,005
                                                      ----------
    Total expenses                                       389,625
                                                      ----------

STATEMENT OF OPERATIONS (CONTINUED)

Fees waived by the Manager (Note 2)                                 $  (189,033)
                                                                    -----------
  Net expenses                                                          200,592
                                                                    -----------
  Net investment loss                                                    (5,125)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS: (NOTE 3)

Net realized loss from investments                                   (3,113,625)
Net change in unrealized depreciation of investments                  7,241,626
                                                                    -----------
Net realized and unrealized gain on investments                       4,128,001
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        $ 4,122,876
                                                                    ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                  SIX MONTHS
                                                     ENDED
                                                 JUNE 30, 2003    YEAR ENDED
                                                  (UNAUDITED)  DECEMBER 31, 2002
                                                  -----------  -----------------

DECREASE IN NET ASSETS:
Operations:
  Net investment loss                            $    (5,125)       $   (53,425)
  Net realized loss
   from investments                               (3,113,625)        (4,388,901)
  Net change in unrealized
    appreciation (depreciation)
   of investments                                  7,241,626         (8,297,222)
                                                 -----------        -----------
  Net increase (decrease) in net assets
   resulting from operations                       4,122,876        (12,739,548)
                                                 -----------        -----------
Capital share transactions*:
  Net proceeds from sales of shares                2,848,913          3,289,749
  Cost of shares redeemed                         (4,691,118)        (5,521,602)
                                                 -----------        -----------
  Decrease in net assets
   resulting from capital share
   transactions                                   (1,842,205)        (2,231,853)
                                                 -----------        -----------
  Total increase (decrease) in net assets          2,280,671        (14,971,401)

NET ASSETS:
  Beginning of period                             35,165,618         50,137,019
                                                 -----------        -----------
  End of period                                  $37,446,289        $35,165,618
                                                 ===========        ===========
*SHARES OF BENEFICIAL INTEREST
  ISSUED AND REDEEMED:
  Shares sold                                        480,601            488,701
  Shares redeemed                                   (793,668)          (906,681)
                                                 -----------        -----------
  Net decrease                                      (313,067)          (417,980)
                                                 ===========        ===========


                        See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:

                                                SIX MONTHS
                                                   ENDED                     YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2003    ---------------------------------------------------
                                                (UNAUDITED)       2002      2001      2000       1999         1998
                                                -----------       ----      ----      ----       ----         ----
Net Asset Value, Beginning of Period ........     $ 5.85        $ 7.80     $ 9.02    $11.13     $10.29       $ 9.43
                                                  ------        ------     ------    ------     ------       ------
Income From Investment Operations:
Net Investment Income (Loss) ................       0.00         (0.01)     (0.02)    (0.02)     (0.02)        0.01
Net Gain (Loss) on Investments
  (both realized and unrealized) ............       0.72         (1.94)     (1.20)    (0.58)      3.18         2.24
                                                  ------        ------     ------    ------     ------       ------
Total From Investment Operations ............       0.72         (1.95)     (1.22)    (0.60)      3.16         2.25
Less Distributions from:
  Net Investment Income .....................         --            --         --        --         --        (0.02)
  Net Realized Gain on Investments ..........         --            --         --     (1.51)     (2.32)       (1.37)
                                                  ------        ------     ------    ------     ------       ------
Total Distributions .........................         --            --         --     (1.51)     (2.32)       (1.39)
Net Asset Value, End of Period ..............     $ 6.57        $ 5.85     $ 7.80    $ 9.02     $11.13       $10.29
                                                  ======        ======     ======    ======     ======       ======
Total Investment Return(a) ..................      12.31%       (25.00)%   (13.53)%   (5.39)%    30.71%       23.86%

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA

Net Assets, End of Period (000) .............    $37,446       $35,166    $50,137   $63,748    $65,545      $55,449
Ratio of Gross Expenses to Average Net Assets      2.23%(c)      1.85%      1.66%     1.56%      1.60%        1.66%

Ratio of Net Expenses to Average Net Assets .      1.15%(c)      1.15%      1.15%     1.15%      1.15%        1.15%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(b) ..................     (0.03%)(c)    (0.13%)    (0.21%)   (0.21%)    (0.19%)       0.09%
Portfolio Turnover Rate .....................        38%           50%        70%       93%        82%          63%


----------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the period.

(b) Ratios would have been (1.11%), (0.83%), (0.72%), (0.62%), (0.64%) and
    (0.42%), respectively, had the Manager not waived and assumed expenses.

(c) Annualized



                        See Notes to Financial Statements

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

EAI Select Managers Equity Fund (the "Fund"), organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as an open-end diversified management company. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations with more than sixty days remaining to maturity are valued at market. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which, with accrued interest, approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identification cost method. Dividend income is recorded on ex-dividend date. Interest income is accrued as earned.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EAI Partners, L.P. (the "Parent"), earned fees of $160,474 for the six months ended June 30, 2003 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the six months ended June 30, 2003, the Manager agreed to waive management fees and assumed expenses in the amount of $189,033 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets per annum. Such limitation will be in effect until December 31, 2003.

Certain officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and counsel to the Fund own 2,388,435 shares (41.9%) and 1,827,409 shares (32.1%), respectively, of the outstanding shares of the Fund. Additionally, 430,235 shares (7.6%) are owned by one other shareholder.

The Manager pays from its management fee four Subadvisers a fee at the annual rate of 0.375 of 1% and one Subadviser a fee at the annual rate of 0.25 of 1% of the average monthly net asset value of the Fund managed by that Subadviser. One of the Subadvisers reimbursed the Fund $4,688 for a trading loss incurred by the Fund during the six months ended June 30, 2003.

At June 30, 2003, the Subadvisers are Iridian Asset Management LLC, Goldman Sachs Asset Management, L.P. Mastrapasqua Asset Management, Inc., Chartwell Investment Partners., and Siphron Capital Management. On February 13, 2003 the Board of Trustees met and terminated the subadvisory agreement of Cohen, Klingenstein & Marks, Inc. and approved the subadvisory agreements of Chartwell Investment Partners effective March 7, 2003.

                         EAI SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation, the Fund accrued $49,589 in administration fees for the six months ended June 30, 2003. The annual fee is graduated, beginning at
0.20 of 1% of the average daily net assets of less than $100 million to 0.12 of 1% of the average daily net assets in excess of $260 million. There is a minimum annual fee of $100,000 payable to Van Eck Associates Corporation.

The Fund accrued $29,378 of legal fees payable to Day, Berry & Howard LLP, counsel to the Fund, for the six months ended June 30, 2003 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EAI Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's shares. EAI Securities, Inc., does not receive any fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than short-term obligations, aggregated $12,913,294 and $14,564,238, respectively, for the six months ended June 30, 2003. For federal income tax purposes the cost of investments owned at June 30, 2003 was $36,799,963.

As of June 30, 2003, net unrealized appreciation for federal income tax purposes aggregated $660,695 of which $3,472,946 related to appreciated securities and $2,812,251 related to depreciated securities.

                                   EAI SELECT

                                 --------------

                                    MANAGERS

                                 --------------

                                   EQUITY FUND

                                 --------------

                                   SEMI-ANNUAL

                                 --------------

                                     REPORT

                                 --------------

                                  JUNE 30, 2003

                                 [LOGO OMITTED]



================================================================================

INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

ADMINISTRATOR
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016

LEGAL COUNSEL
Day, Berry & Howard LLP
CityPlace
Hartford, CT 06103

TRANSFER AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105-1802

CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES MORE COMPLETE INFORMATION SUCH AS CHARGES AND EXPENSES. FOR A PROSPECTUS AND ADDITIONAL INFORMATION ABOUT EAI SELECT MANAGERS EQUITY FUND, PLEASE CALL THE NUMBER LISTED BELOW.





[LOGO OMITTED]
EAI Select Managers Equity Fund
EAI Securities Inc. -- DISTRIBUTOR
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958
(203) 855-2255 (call collect)
www.eaiselect.com
================================================================================

ITEM 2.  CODE OF ETHICS.

Due to early adoption of Form N-CSR, Item 2 Code of ethics is not required as of this filing date, as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN 3235-AI63; RIN 3235-AI66.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Due to early adoption of Form N-CSR, Item 3 Audit Committee Financial Expert disclosure is not required as of this filing date as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN
3235-AI63; RIN 3235-AI66.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Due to early adoption of Form N-CSR, Item 4 is not required as of this filing date, as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN 3235-AI63; RIN 3235-AI66.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Due to early adoption of Form N-CSR, Item 5 is not required as of this filing date, as per Securities and Exchange Commission [Release Nos. 34-47262; IC-25914; File Nos. S7-33-02; S7-40-02] RIN 3235-AI63; RIN 3235-AI66.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to this registrant

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the EAI Select Managers Equity Fund disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the EAI Select Managers Equity Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in EAI Select Managers Equity Fund internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.


ITEM 10. EXHIBITS.

(A)  None.

(B) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                EAI Select Managers Equity Fund
            --------------------------------------------------------------------

By                               /s/ Phillip N. Maisano
   -----------------------------------------------------------------------------
                                    Phillip N. Maisano
                                 Chief Executive Officer
    (Signature and Title)*

Date                                 August 13, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                               /s/ Phillip N. Maisano
   -----------------------------------------------------------------------------
                                    Phillip N. Maisano
                                 Chief Executive Officer
    (Signature and Title)

Date                                 August 13, 2003
    ----------------------------------------------------------------------------

By                             /s/ Peter P. Gwiazdowski
   -----------------------------------------------------------------------------
                                  Peter P. Gwiazdowski
                                Chief Financial Officer
    (Signature and Title)*

Date                                 August 13, 2003
    ----------------------------------------------------------------------------